Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	22.96%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.89%	14.04%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	(3.68%)	5.60%
Performance Inception Date		Jun. 13, 2023
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.65%)	0.52%
Performance Inception Date		Jun. 13, 2023
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.74%)	2.37%
Performance Inception Date		Jun. 13, 2023
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	1.96%	9.61%
Performance Inception Date		Jun. 13, 2023